15. COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Commitments And Contingencies Details
2016	$ 170,086	$ 101,432
2017	90,038	50,438
2018	32,370	0
2019	12,354	0
2020	0
Beyond	0	0
Total	$ 304,847	$ 326,950